OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses

	December 31,
	2022	2021

Accrued expenses and other	$5,067	$8,987
Subcontractors accrual	2,105	2,344
Accrued taxes	3,028	18,950
Contingent consideration related to acquisition	2,063	-

	$12,263	$30,281